Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Balances and Transactions [Abstract]
Schedule of Name of the Related Parties and Relationship with the Company	The related parties that had transactions or balances with the Company in 2025 and 2024 consisted of:
Related Parties	Relationship with the Company
Guangzhou Tiancheng Capital Management Group Co., Ltd. (“Tiancheng Capital”)	The former shareholder of Tiancheng Jinhui from June 18, 2020 to June 30, 2022. And as of December 31, 2024, Mr. Ruilin Xu still holds 48.51% equity interest in Guangzhou Tiancheng Capital Management Group Co., Ltd. (“Tiancheng Capital”). The Company provided advisory and transaction services for Tiancheng Capital.

Mr. Ruilin Xu	The Company’s Chief Executive Officer and director, paid certain professional fees or salaries on behalf of the company.

Mr. Siqi Cao	The Company’s director, paid certain professional fees on behalf of the Company.

Shenzhen CIC Consulting Co., Ltd.	Mr. Zhiliang Hu holds 30% equity interest in Shenzhen Zhongtou Business Consulting Co., Ltd.

Shenzhen Zhongtou Shunshi Investment Management Co.,Ltd.	Mr. Zhiliang Hu holds 50% equity interest in Shenzhen Zhongtou Shunshi Investment Management Co.,Ltd.

Shenzhen Qianhai Jingwei Wisdom Investment Consultant Co.,Ltd.	Both Mr. Zhiliang Hu and Ms. Xiaohuang Hong each hold a 50% equity interest in Shenzhen Zhongtou Big Data Technology Co., Ltd. Additionally, Ms. Xiaohuang Hong holds a 50% equity interest in Shenzhen Qianhai Jingwei Wisdom Investment Consultant Co., Ltd.

Shenzhen Zhongtou Industrial Planning & Consulting Co.,Ltd.	Mr. Zhiliang Hu holds 50% equity interest in Shenzhen Zhongtou Industrial Planning & Consulting Co.

Shenzhen Zhongtou Big Data Technology Co.,Ltd.	Both Mr. Zhiliang Hu and Ms. Xiaohuang Hong each hold a 50% equity interest in Shenzhen Zhongtou Big Data Technology Co., Ltd.

Ms. Li Qian	Ms. Li Qian is the spouse of Mr. Zhiliang Hu.

Shenzhen Zhongtou Industrial Treasure Network Co.,Ltd.	Mr. Zhiliang Hu holds 50% equity interest in Shenzhen Zhongtou Industrial Treasure Network Co.

Mr. Zhiliang Hu	Mr. Zhiliang Hu holds 50% equity interest in Shenzhen Zhongtou Shunshi Investment Management Co., Ltd.

Shaanxi Tiancheng Jinhui Investment Co., Ltd. (Formally known as “Shaanxi Tiancheng Enterprise Management Consulting Co., Ltd.”)	Shaanxi Tiancheng Jinhui Investment Co., Ltd. is one of the Company’s suppliers, and Tiancheng Capital holds 52% equity interest in the party until December 8, 2021.

Guangzhou Tianyi Technology Co., Ltd. (Formally known as “Tiancheng New Retail Investment Holding (Guangdong) Co., Ltd.”)	Guangzhou Tianyi Technology Co., Ltd. is one of the Company’s suppliers, and Tiancheng Capital holds 51% equity interest in the party since March 3, 2020.

Schedule of Related Party Balances	Related party balances
	December 31, 2025	December 31, 2024
Accounts payable-related party
Guangzhou Tiancheng Capital Management Group Co., Ltd.	$7,793	$17,673

Due from related parties*
Shenzhen CIC Consulting Co., Ltd.	$-	$217,651
Shenzhen Zhongtou Shunshi Investment Management Co.	-	113,801
Shenzhen Zhongtou Big Data Technology Co.	-	25,441
Shenzhen Zhongtou Industrial Treasure Network Co.	-	40,086
Mr. Zhiliang Hu	-	11,646
Subtotal	-	408,625
Less: Total due from related parties from discontinued operations	-	408,625
Total due from related parties	$-	$-

Due to related parties*
Mr. Ruilin Xu (the Company’s Chief Executive Officer)	$30,173	$28,907
Infinity worldwide holding ltd	120,674	120,674
Guangzhou Tiancheng Capital Management Group Co., Ltd.	71,499	68,500
Mr. Zhiliang Hu	-	616
Subtotal	222,346	218,697
Less: Total due to related parties from discontinued operations	-	616
Total due to related parties	$222,346	$218,081

*	The above balances are due on demand, interest-free and unsecured. The Company used the funds for its operations.

Schedule of Related Party Transactions

For the years ended December 31, 2025, 2024 and 2023

Name of related parties	December 31, 2025	December 31, 2024	December 31, 2023
Revenues
Guangzhou Tiancheng Capital Management Group Co., Ltd.	$26,251	$134,138	$612,863
Total revenues	26,251	$134,138	$612,863

Cost of revenues from continuing operations
Guangzhou Tiancheng Capital Management Group Co., Ltd.	$-	$147,298	$147,298
Total cost of revenues from continuing operations	$-	$147,298	$147,298
Cost of revenues from discontinued operations
Shenzhen Zhongtou Industrial Economic Consulting Co., Ltd.	$-	$104,880	$-
Shenzhen Zhongtou Industry Research Institute Co., Ltd.	-	207,575	-
Shenzhen Zhongtou Business Consulting Co., Ltd.	-	440,376	-
Total cost of revenues from discontinued operations	-	752,831	-